Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	105 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000003858
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	1.10%	9.02%		7.57%
C000003860
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with load
Average Annual Return, Percent	5.47%	9.50%		7.40%
C000054846
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
C000188260
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F3
C000003862
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000003861
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class P
C000054847
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R2
C000054848
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
C000158202
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
C000158203
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5
C000158204
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Without Sales Load [Member] | C000003858
Average Annual Return [Line Items]
Average Annual Return, Percent	7.27%	10.32%		8.21%
Without Sales Load [Member] | C000003860
Average Annual Return [Line Items]
Average Annual Return, Percent	6.46%	9.50%		7.40%
Without Sales Load [Member] | C000054846
Average Annual Return [Line Items]
Average Annual Return, Percent	7.42%	10.48%		8.37%
Without Sales Load [Member] | C000188260
Average Annual Return [Line Items]
Average Annual Return, Percent	7.60%	10.68%	7.63%
Without Sales Load [Member] | C000003862
Average Annual Return [Line Items]
Average Annual Return, Percent	7.54%	10.59%		8.48%
Without Sales Load [Member] | C000003861
Average Annual Return [Line Items]
Average Annual Return, Percent	7.05%	10.09%		7.99%
Without Sales Load [Member] | C000054847
Average Annual Return [Line Items]
Average Annual Return, Percent	6.91%	9.93%		7.83%
Without Sales Load [Member] | C000054848
Average Annual Return [Line Items]
Average Annual Return, Percent	7.03%	10.04%		7.95%
Without Sales Load [Member] | C000158202
Average Annual Return [Line Items]
Average Annual Return, Percent	7.28%	10.32%		8.21%
Without Sales Load [Member] | C000158203
Average Annual Return [Line Items]
Average Annual Return, Percent	7.51%	10.59%		8.47%
Without Sales Load [Member] | C000158204
Average Annual Return [Line Items]
Average Annual Return, Percent	7.61%	10.69%		8.58%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.88%	14.42%		14.82%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.88%	14.42%		14.82%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.88%	14.42%		14.82%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.88%	14.42%	14.86%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.88%	14.42%		14.82%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.88%	14.42%		14.82%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.88%	14.42%		14.82%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.88%	14.42%		14.82%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.88%	14.42%		14.82%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.88%	14.42%		14.82%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.88%	14.42%		14.82%
Lord Abbett Index: Russell Midcap Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Value Index
Average Annual Return, Percent	11.05%	9.83%		9.78%
Lord Abbett Index: S&P MidCap 400 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400 Value Index
Average Annual Return, Percent	7.58%	11.01%		10.69%
Lord Abbett Index: Russell Midcap Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Value Index
Average Annual Return, Percent	11.05%	9.83%		9.78%
Lord Abbett Index: S&P MidCap 400 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400 Value Index
Average Annual Return, Percent	7.58%	11.01%		10.69%
Lord Abbett Index: Russell Midcap Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Value Index
Average Annual Return, Percent	11.05%	9.83%		9.78%
Lord Abbett Index: S&P MidCap 400 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400 Value Index
Average Annual Return, Percent	7.58%	11.01%		10.69%
Lord Abbett Index: Russell Midcap Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Value Index
Average Annual Return, Percent	11.05%	9.83%	8.54%
Lord Abbett Index: S&P MidCap 400 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400 Value Index
Average Annual Return, Percent	7.58%	11.01%	9.10%
Lord Abbett Index: Russell Midcap Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Value Index
Average Annual Return, Percent	11.05%	9.83%		9.78%
Lord Abbett Index: S&P MidCap 400 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400 Value Index
Average Annual Return, Percent	7.58%	11.01%		10.69%
Lord Abbett Index: Russell Midcap Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Value Index
Average Annual Return, Percent	11.05%	9.83%		9.78%
Lord Abbett Index: S&P MidCap 400 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400 Value Index
Average Annual Return, Percent	7.58%	11.01%		10.69%
Lord Abbett Index: Russell Midcap Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Value Index
Average Annual Return, Percent	11.05%	9.83%		9.78%
Lord Abbett Index: S&P MidCap 400 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400 Value Index
Average Annual Return, Percent	7.58%	11.01%		10.69%
Lord Abbett Index: Russell Midcap Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Value Index
Average Annual Return, Percent	11.05%	9.83%		9.78%
Lord Abbett Index: S&P MidCap 400 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400 Value Index
Average Annual Return, Percent	7.58%	11.01%		10.69%
Lord Abbett Index: Russell Midcap Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Value Index
Average Annual Return, Percent	11.05%	9.83%		9.78%
Lord Abbett Index: S&P MidCap 400 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400 Value Index
Average Annual Return, Percent	7.58%	11.01%		10.69%
Lord Abbett Index: Russell Midcap Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Value Index
Average Annual Return, Percent	11.05%	9.83%		9.78%
Lord Abbett Index: S&P MidCap 400 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400 Value Index
Average Annual Return, Percent	7.58%	11.01%		10.69%
Lord Abbett Index: Russell Midcap Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Value Index
Average Annual Return, Percent	11.05%	9.83%		9.78%
Lord Abbett Index: S&P MidCap 400 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400 Value Index
Average Annual Return, Percent	7.58%	11.01%		10.69%